Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

December 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 48.1%
Information Technology – 12.1%
Communications Equipment – 0.1%
Ciena Corp.(a)	12,550	$639,799
Lumentum Holdings, Inc.(a)	12,170	634,909

		1,274,708

Electronic Equipment, Instruments & Components – 0.5%
Avnet, Inc.	22,600	939,708
Belden, Inc.	10,414	748,767
CDW Corp./DE	50,750	9,062,935
Littelfuse, Inc.	3,561	784,132
Novanta, Inc.(a)	7,440	1,010,873

		12,546,415

IT Services – 2.1%
DigitalOcean Holdings, Inc.(a)	14,348	365,443
Flywire Corp.(a)	33,551	820,993
Genpact Ltd.	18,873	874,197
PayPal Holdings, Inc.(a)	95,612	6,809,487
Shift4 Payments, Inc. - Class A(a)	18,104	1,012,557
Visa, Inc. - Class A	203,984	42,379,716

		52,262,393

Semiconductors & Semiconductor Equipment – 1.8%
Analog Devices, Inc.	5,418	888,714
KLA Corp.	15,429	5,817,196
Kulicke & Soffa Industries, Inc.	16,222	717,986
Lattice Semiconductor Corp.(a)	16,896	1,096,212
MACOM Technology Solutions Holdings, Inc.(a)	15,500	976,190
Monolithic Power Systems, Inc.	1,470	519,807
NVIDIA Corp.	91,912	13,432,020
NXP Semiconductors NV	76,326	12,061,798
ON Semiconductor Corp.(a)	14,863	927,005
QUALCOMM, Inc.	81,464	8,956,152
Synaptics, Inc.(a)	9,460	900,214
Universal Display Corp.	7,450	804,898

		47,098,192

Software – 5.6%
ACI Worldwide, Inc.(a)	43,130	991,990
Adobe, Inc.(a)	27,937	9,401,639
Autodesk, Inc.(a)	30,749	5,746,066
CommVault Systems, Inc.(a)	16,872	1,060,236
Five9, Inc.(a)	12,940	878,108
Freshworks, Inc. - Class A(a)	42,170	620,321
HubSpot, Inc.(a)	2,110	610,064
Manhattan Associates, Inc.(a)	8,589	1,042,704
Microsoft Corp.(b)	320,215	76,793,961
Monday.com Ltd.(a)	4,515	550,830
NortonLifeLock, Inc.	651,797	13,968,010
Oracle Corp.	289,797	23,688,007
PTC, Inc.(a)	9,690	1,163,187

Company	Shares	U.S. $ Value

ServiceNow, Inc.(a)	11,018	$4,277,959
Smartsheet, Inc. - Class A(a)	21,760	856,474

		141,649,556

Technology Hardware, Storage & Peripherals – 2.0%
Apple, Inc.(b)	362,705	47,126,261
Western Digital Corp.(a)	148,322	4,679,559

		51,805,820

		306,637,084

Health Care – 7.8%
Biotechnology – 1.1%
ADC Therapeutics SA(a)	16,438	63,122
Arcus Biosciences, Inc.(a)	9,810	202,871
Arrowhead Pharmaceuticals, Inc.(a)	11,580	469,685
Ascendis Pharma A/S (ADR)(a)	2,743	335,002
Blueprint Medicines Corp.(a)	7,269	318,455
Coherus Biosciences, Inc.(a)	33,216	263,071
Erasca, Inc.(a)	10,114	43,591
Intellia Therapeutics, Inc.(a)	8,240	287,494
IVERIC bio, Inc.(a)	21,170	453,250
Karuna Therapeutics, Inc.(a)	2,661	522,886
Legend Biotech Corp. (ADR)(a)	7,001	349,490
Regeneron Pharmaceuticals, Inc.(a)	9,206	6,642,037
Ultragenyx Pharmaceutical, Inc.(a)	8,326	385,743
Vertex Pharmaceuticals, Inc.(a)	61,096	17,643,303
Vir Biotechnology, Inc.(a)	12,386	313,490

		28,293,490

Health Care Equipment & Supplies – 1.5%
Align Technology, Inc.(a)	11,062	2,332,976
AtriCure, Inc.(a)	20,060	890,263
Edwards Lifesciences Corp.(a)	158,589	11,832,325
Envista Holdings Corp.(a)	38,350	1,291,244
Insulet Corp.(a)	1,967	579,065
Integra LifeSciences Holdings Corp.(a)	23,680	1,327,738
iRhythm Technologies, Inc.(a)	6,280	588,248
Lantheus Holdings, Inc.(a)	16,020	816,379
Medtronic PLC	202,441	15,733,714
Silk Road Medical, Inc.(a)	14,456	764,000
Zimmer Biomet Holdings, Inc.	28,009	3,571,147

		39,727,099

Health Care Providers & Services – 2.6%
Acadia Healthcare Co., Inc.(a)	14,660	1,206,811
Elevance Health, Inc.	30,420	15,604,548
Guardant Health, Inc.(a)	16,839	458,021
Inari Medical, Inc.(a)	11,554	734,372
Pediatrix Medical Group, Inc.(a)	52,120	774,503
UnitedHealth Group, Inc.	87,729	46,512,161

		65,290,416

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.8%
ICON PLC(a)	3,224	$626,262
Illumina, Inc.(a)	23,175	4,685,985
IQVIA Holdings, Inc.(a)	61,000	12,498,290
Repligen Corp.(a)	6,633	1,123,033
Syneos Health, Inc.(a)	16,100	590,548

		19,524,118

Pharmaceuticals – 1.8%
Intra-Cellular Therapies, Inc.(a)	9,220	487,922
Johnson & Johnson	65,366	11,546,904
Pfizer, Inc.	35,952	1,842,181
Roche Holding AG (Sponsored ADR)	462,234	18,096,461
Viatris, Inc.	23,223	258,472
Zoetis, Inc.	93,038	13,634,719

		45,866,659

		198,701,782

Financials – 6.2%
Banks – 2.6%
Bank of America Corp.	636,609	21,084,490
Comerica, Inc.	20,230	1,352,376
First BanCorp./Puerto Rico	86,360	1,098,499
First Citizens BancShares, Inc./NC - Class A	1,920	1,456,051
First Hawaiian, Inc.	49,010	1,276,220
Pinnacle Financial Partners, Inc.	8,760	642,984
PNC Financial Services Group, Inc. (The)	64,594	10,201,976
Synovus Financial Corp.	29,938	1,124,172
Texas Capital Bancshares, Inc.(a)	18,803	1,134,009
Webster Financial Corp.	16,594	785,560
Wells Fargo & Co.	523,345	21,608,915
Wintrust Financial Corp.	15,030	1,270,336
Zions Bancorp NA	27,175	1,335,923

		64,371,511

Capital Markets – 2.0%
Ares Management Corp. - Class A	11,896	814,162
Cboe Global Markets, Inc.	6,840	858,215
Charles Schwab Corp. (The)	146,365	12,186,350
Goldman Sachs Group, Inc. (The)	65,671	22,550,108
LPL Financial Holdings, Inc.	53,851	11,640,970
Moelis & Co. - Class A	20,759	796,523
PJT Partners, Inc. - Class A	10,820	797,326
Stifel Financial Corp.	19,950	1,164,482

		50,808,136

Insurance – 1.6%
American Financial Group, Inc./OH	6,723	922,933
Everest Re Group Ltd.	2,870	950,745
Hanover Insurance Group, Inc. (The)	7,810	1,055,365
Kemper Corp.	16,920	832,464
Kinsale Capital Group, Inc.	3,987	1,042,680
Progressive Corp. (The)	154,573	20,049,664

Company	Shares	U.S. $ Value

Reinsurance Group of America, Inc.	6,940	$986,105
Selective Insurance Group, Inc.	10,284	911,265
Trupanion, Inc.(a)	8,910	423,492
Willis Towers Watson PLC	53,563	13,100,439

		40,275,152

Thrifts & Mortgage Finance – 0.0%
BankUnited, Inc.	22,772	773,565

		156,228,364

Consumer Discretionary – 5.2%
Auto Components – 0.2%
Dana, Inc.	46,055	696,812
Goodyear Tire & Rubber Co. (The)(a)	444,035	4,506,955

		5,203,767

Automobiles – 0.2%
Stellantis NV	393,277	5,584,533

Distributors – 0.0%
Pool Corp.	2,940	888,850

Diversified Consumer Services – 0.1%
ADT, Inc.	111,236	1,008,911

Hotels, Restaurants & Leisure – 0.9%
Booking Holdings, Inc.(a)	4,736	9,544,366
Dine Brands Global, Inc.	12,711	821,131
Hilton Grand Vacations, Inc.(a)	26,080	1,005,123
Papa John’s International, Inc.	11,241	925,247
Planet Fitness, Inc. - Class A(a)	16,289	1,283,573
Restaurant Brands International, Inc.	116,855	7,557,013
Vail Resorts, Inc.	4,380	1,043,973
Wingstop, Inc.	4,650	639,933

		22,820,359

Household Durables – 0.1%
KB Home	24,300	773,955
NVR, Inc.(a)	155	714,950
PulteGroup, Inc.	27,142	1,235,775
Taylor Morrison Home Corp.(a)	21,922	665,333

		3,390,013

Internet & Direct Marketing Retail – 1.2%
Amazon.com, Inc.(a) (b)	309,017	25,957,428
Etsy, Inc.(a)	34,967	4,188,347

		30,145,775

Multiline Retail – 0.0%
Driven Brands Holdings, Inc.(a)	36,420	994,630

Specialty Retail – 1.8%
AutoZone, Inc.(a)	5,159	12,723,023
Bath & Body Works, Inc.	19,960	841,114
Burlington Stores, Inc.(a)	3,820	774,543
Dynatrace, Inc.(a)	29,040	1,112,232

Company	Shares	U.S. $ Value

Five Below, Inc.(a)	6,252	$1,105,791
Home Depot, Inc. (The)	81,276	25,671,837
Lithia Motors, Inc.	3,341	684,036
National Vision Holdings, Inc.(a)	26,877	1,041,753
Sally Beauty Holdings, Inc.(a)	59,730	747,820
Williams-Sonoma, Inc.	7,107	816,737

		45,518,886

Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.	9,120	680,443
NIKE, Inc. - Class B	119,205	13,948,177
Ralph Lauren Corp.	11,210	1,184,561
Tapestry, Inc.	33,840	1,288,627

		17,101,808

		132,657,532

Industrials – 5.1%
Aerospace & Defense – 1.0%
Axon Enterprise, Inc.(a)	6,293	1,044,198
Curtiss-Wright Corp.	5,310	886,717
Hexcel Corp.	12,940	761,519
Howmet Aerospace, Inc.	24,700	973,427
L3Harris Technologies, Inc.	7,139	1,486,411
Raytheon Technologies Corp.	183,713	18,540,316
Spirit AeroSystems Holdings, Inc. - Class A	39,440	1,167,424

		24,860,012

Airlines – 0.0%
Alaska Air Group, Inc.(a)	22,540	967,868

Building Products – 0.5%
Armstrong World Industries, Inc.	8,430	578,214
Carlisle Cos., Inc.	4,880	1,149,972
Masonite International Corp.(a)	11,256	907,346
Otis Worldwide Corp.	118,757	9,299,860

		11,935,392

Commercial Services & Supplies – 0.0%
Tetra Tech, Inc.	6,820	990,196

Construction & Engineering – 0.7%
AECOM	173,096	14,701,043
Arcosa, Inc.	19,410	1,054,740
Dycom Industries, Inc.(a)	11,182	1,046,635
Fluor Corp.(a)	25,340	878,284

		17,680,702

Electrical Equipment – 1.1%
AMETEK, Inc.	6,789	948,559
Eaton Corp. PLC	102,905	16,150,940
Regal Rexnord Corp.	65,325	7,837,693
Sensata Technologies Holding PLC	20,220	816,484
Shoals Technologies Group, Inc. - Class A(a)	29,001	715,455
Vertiv Holdings Co.	90,967	1,242,609

		27,711,740

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.1%
Honeywell International, Inc.	8,620	$1,847,266

Machinery – 0.2%
IDEX Corp.	3,980	908,753
Ingersoll Rand, Inc.	17,963	938,567
ITT, Inc.	12,080	979,688
Middleby Corp. (The)(a)	6,750	903,825
Oshkosh Corp.	8,630	761,080
Timken Co. (The)	13,700	968,179

		5,460,092

Marine – 0.0%
Kirby Corp.(a)	7,240	465,894
Star Bulk Carriers Corp.	40,430	777,469

		1,243,363

Professional Services – 0.4%
Booz Allen Hamilton Holding Corp.	45,560	4,761,931
FTI Consulting, Inc.(a)	5,840	927,392
Korn Ferry	10,940	553,783
Robert Half International, Inc.	50,876	3,756,175

		9,999,281

Road & Rail – 0.9%
CSX Corp.	498,244	15,435,599
Knight-Swift Transportation Holdings, Inc.	103,091	5,402,999
RXO, Inc.(a)	7,249	124,683
TFI International, Inc.	8,430	845,023
XPO, Inc.(a)	33,190	1,104,895

		22,913,199

Trading Companies & Distributors – 0.2%
Herc Holdings, Inc.	9,260	1,218,338
SiteOne Landscape Supply, Inc.(a)	7,554	886,235
United Rentals, Inc.(a)	6,952	2,470,880

		4,575,453

		130,184,564

Communication Services – 4.0%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	455,736	15,937,088

Entertainment – 0.4%
Walt Disney Co. (The)(a)	120,730	10,489,022

Interactive Media & Services – 2.4%
Alphabet, Inc. - Class C(a)	543,276	48,204,879
Meta Platforms, Inc. - Class A(a) (b)	107,738	12,965,191

		61,170,070

Media – 0.0%
Criteo SA (Sponsored ADR)(a)	33,592	875,408

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.(a)	99,435	$13,920,900

		102,392,488

Consumer Staples – 2.6%
Beverages – 0.9%
Coca-Cola Co. (The)	222,706	14,166,329
Constellation Brands, Inc. - Class A	32,962	7,638,943

		21,805,272

Food & Staples Retailing – 1.2%
Costco Wholesale Corp.	20,535	9,374,228
Grocery Outlet Holding Corp.(a)	32,550	950,135
Walmart, Inc.	147,441	20,905,659

		31,230,022

Food Products – 0.1%
Hain Celestial Group, Inc. (The)(a)	45,810	741,206
Nomad Foods Ltd.(a)	73,377	1,265,019

		2,006,225

Household Products – 0.4%
Procter & Gamble Co. (The)	64,245	9,736,972

		64,778,491

Energy – 1.9%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	313,694	9,263,384
Cactus, Inc. - Class A	17,040	856,430
Helmerich & Payne, Inc.	19,610	972,068
NOV, Inc.	24,850	519,117
Patterson-UTI Energy, Inc.	56,610	953,312

		12,564,311

Oil, Gas & Consumable Fuels – 1.4%
Cameco Corp.	38,620	875,515
Chevron Corp.	56,926	10,217,648
ConocoPhillips	19,748	2,330,264
EOG Resources, Inc.	138,505	17,939,168
HF Sinclair Corp.	17,181	891,522
Magnolia Oil & Gas Corp. - Class A	46,130	1,081,748
Matador Resources Co.	14,730	843,145
Ovintiv, Inc. (New York)	18,670	946,756
Targa Resources Corp.	13,020	956,970

		36,082,736

		48,647,047

Utilities – 1.1%
Electric Utilities – 1.1%
American Electric Power Co., Inc.	151,231	14,359,383
IDACORP, Inc.	13,146	1,417,796
NextEra Energy, Inc.	130,183	10,883,299

		26,660,478

Company	Shares	U.S. $ Value

Gas Utilities – 0.0%
Southwest Gas Holdings, Inc.	10,355	$640,768

		27,301,246

Materials – 1.1%
Chemicals – 0.9%
FMC Corp.	8,200	1,023,360
Huntsman Corp.	41,210	1,132,451
Innospec, Inc.	5,300	545,158
Linde PLC	33,092	10,793,949
LyondellBasell Industries NV - Class A	114,946	9,543,966

		23,038,884

Containers & Packaging – 0.1%
Berry Global Group, Inc.	26,450	1,598,374

Metals & Mining – 0.1%
ATI, Inc.(a)	37,930	1,132,590
Reliance Steel & Aluminum Co.	3,397	687,688

		1,820,278

		26,457,536

Real Estate – 1.0%
Equity Real Estate Investment Trusts (REITs) – 1.0%
American Tower Corp.	45,609	9,662,723
Broadstone Net Lease, Inc. - Class A	45,764	741,834
Camden Property Trust	8,862	991,481
Cousins Properties, Inc.	23,469	593,531
CubeSmart	27,677	1,113,999
Mid-America Apartment Communities, Inc.	12,305	1,931,762
Physicians Realty Trust	69,510	1,005,810
Prologis, Inc.	61,872	6,974,831
STAG Industrial, Inc.	26,050	841,675

		23,857,646

Total Common Stocks (cost $727,108,429)		1,217,843,780

INVESTMENT COMPANIES – 47.8%
Funds and Investment Trusts – 47.8%(c) (d)
AB All Market Real Return Portfolio - Class Z	23,558,861	201,428,260
AB International Small Cap Portfolio - Class Z	17,125,534	173,995,426
Bernstein International Strategic Equities Portfolio - Class Z	66,269,384	696,491,228
Bernstein Small Cap Core Portfolio - Class Z	4,978,685	57,005,942
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	3,578,673	83,740,954

Total Investment Companies (cost $1,197,122,132)		1,212,661,810

		Notional Amount	U.S. $ Value

OPTIONS PURCHASED - PUTS – 1.9%
Options on Equity Indices – 1.9%
Euro STOXX 50 Index Expiration: Nov 2023; Contracts: 47,690; Exercise Price: EUR 3,000.00; Counterparty: UBS AG (a)	EUR	143,070,000	$4,423,504
FTSE 100 Index Expiration: Dec 2023; Contracts: 9,530; Exercise Price: GBP 6,200.00; Counterparty: UBS AG (a)	GBP	59,086,000	1,638,339
Nikkei 225 Index Expiration: Dec 2023; Contracts: 616,000; Exercise Price: JPY 21,750.00; Counterparty: UBS AG (a)	JPY	13,398,000,000	3,714,655
S&P 500 Index Expiration: Nov 2023; Contracts: 358,600; Exercise Price: USD 3,200.00; Counterparty: UBS AG (a)	USD	1,147,520,000	38,899,509

Total Options Purchased - Puts (premiums paid $49,405,243)			48,676,007

		Shares

SHORT-TERM INVESTMENTS – 3.5%
Investment Companies – 3.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(c) (d) (e) (cost $87,551,943)87,551,943			87,551,943

Total Investments – 101.3% (cost $2,061,187,747)(f)			2,566,733,540
Other assets less liabilities – (1.3)%			(31,840,570)

Net Assets – 100.0%			$2,534,892,970

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	276	March 2023	$11,182,558	$(511,520)
FTSE 100 Index Futures	397	March 2023	35,833,305	(157,697)
MSCI Emerging Markets Futures	1,105	March 2023	53,006,850	(1,155,471)
Nikkei 225 (OSE) Futures	118	March 2023	23,448,948	(1,253,131)
OMXS 30 Index Futures	1,159	January 2023	22,680,518	(596,914)
S&P 500 E-Mini Futures	652	March 2023	125,868,600	(4,456,258)
TOPIX Index Futures	84	March 2023	12,106,522	(505,234)
U.S. T-Note 2 Yr (CBT) Futures	1,347	March 2023	276,240,236	324,627
U.S. T-Note 10 Yr (CBT) Futures	3,329	March 2023	373,836,297	(2,069,031)
U.S. Ultra Bond (CBT) Futures	919	March 2023	123,433,187	(2,601,597)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
E-Mini Russell 2000 Futures	732	March 2023	$64,814,940	$1,486,961
Euro STOXX 50 Index Futures	486	March 2023	19,691,025	1,167,150
MSCI Singapore IX ETS Futures	1,146	January 2023	24,859,661	(62,570)
S&P 500 E-Mini Futures	1,754	March 2023	338,609,700	9,407,372
S&P Mid 400 E-Mini Futures	180	March 2023	43,966,800	791,164
S&P/TSX 60 Index Futures	724	March 2023	125,111,906	4,108,156
SPI 200 Futures	460	March 2023	54,745,798	1,039,874
TOPIX Index Futures	416	March 2023	59,956,111	411,808
U.S. T-Note 10 Yr (CBT) Futures	5	March 2023	561,484	3,133

				$5,370,822

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	22,247	USD	26,968	01/18/2023	$61,958
Bank of America, NA	GBP	128,842	USD	153,442	01/18/2023	(2,379,592)
Bank of America, NA	USD	29,814	AUD	43,471	01/19/2023	(198,537)
Bank of America, NA	EUR	5,632	USD	5,930	02/27/2023	(121,120)
BNP Paribas SA	USD	35,260	AUD	52,244	01/19/2023	331,772
BNP Paribas SA	USD	40,026	JPY	5,381,524	02/09/2023	1,168,165
BNP Paribas SA	USD	3,038	CHF	2,835	03/01/2023	46,669
Brown Brothers Harriman & Co.	CAD	10,011	USD	7,362	01/19/2023	(32,218)
Citibank, NA	CAD	5,527	USD	4,135	01/19/2023	52,580
Citibank, NA	CAD	79,933	USD	59,007	01/19/2023	(32,899)
Citibank, NA	USD	101,708	AUD	159,938	01/19/2023	7,251,832
Citibank, NA	USD	26,990	CAD	35,872	01/19/2023	(494,594)
Citibank, NA	USD	13,811	NOK	136,546	02/03/2023	142,962
Citibank, NA	USD	2,745	SEK	28,475	02/03/2023	(11,961)
Citibank, NA	USD	53,538	JPY	7,391,696	02/09/2023	3,043,291
Citibank, NA	USD	43,226	EUR	40,272	02/27/2023	40,822
Citibank, NA	USD	3,028	CHF	2,780	03/01/2023	(3,122)
Deutsche Bank AG	USD	121,288	CAD	164,042	01/19/2023	(124,993)
Goldman Sachs Bank USA	NZD	32,976	USD	20,520	02/02/2023	(425,558)
HSBC Bank USA	GBP	10,223	USD	12,284	01/18/2023	(79,337)
HSBC Bank USA	USD	61,511	GBP	49,627	01/18/2023	(1,492,503)
HSBC Bank USA	AUD	97,316	USD	64,780	01/19/2023	(1,517,572)
HSBC Bank USA	CAD	25,668	USD	18,818	01/19/2023	(140,240)
HSBC Bank USA	NZD	13,972	USD	9,016	02/02/2023	141,152
HSBC Bank USA	SEK	225,066	USD	21,422	02/03/2023	(183,374)
HSBC Bank USA	JPY	1,965,703	USD	14,991	02/09/2023	(56,281)
HSBC Bank USA	EUR	65,071	USD	68,685	02/27/2023	(1,224,296)
HSBC Bank USA	USD	14,066	CHF	12,894	03/01/2023	(36,082)
JPMorgan Chase Bank, NA	USD	9,941	GBP	8,349	01/18/2023	156,037
JPMorgan Chase Bank, NA	AUD	11,671	USD	7,517	01/19/2023	(433,852)
JPMorgan Chase Bank, NA	CAD	16,873	USD	12,484	01/19/2023	20,942
JPMorgan Chase Bank, NA	NZD	13,899	USD	8,796	02/02/2023	(32,217)
JPMorgan Chase Bank, NA	NOK	145,317	USD	14,507	02/03/2023	(344,037)
JPMorgan Chase Bank, NA	USD	2,523	SEK	26,127	02/03/2023	(14,732)
Morgan Stanley & Co. LLC	USD	67,797	CAD	92,057	01/19/2023	197,100
Morgan Stanley & Co. LLC	USD	34,400	NZD	55,771	02/02/2023	1,023,171
Morgan Stanley & Co. LLC	SEK	186,022	USD	17,737	02/03/2023	(120,025)
Morgan Stanley & Co. LLC	JPY	2,459,346	USD	18,070	02/09/2023	(755,090)
Morgan Stanley & Co. LLC	EUR	42,331	USD	45,222	02/27/2023	(256,580)
Morgan Stanley & Co. LLC	CHF	125,078	USD	134,679	03/01/2023	(1,415,496)

						$1,752,145

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	10,869	03/17/2023	$337,992
Swiss Market Index Futures	0.00%	Monthly	CHF	6,926	03/17/2023	78,314
Swiss Market Index Futures	0.00%	Monthly	CHF	320	03/17/2023	9,941

						$426,247

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $595,425,551 and gross unrealized depreciation of investments was $(82,330,544), resulting in net unrealized appreciation of $513,095,007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Information Technology	$306,637,084	$—	$—	$306,637,084
Health Care	180,605,321	18,096,461	—	198,701,782
Financials	156,228,364	—	—	156,228,364
Consumer Discretionary	132,657,532	—	—	132,657,532
Industrials	130,184,564	—	—	130,184,564
Communication Services	102,392,488	—	—	102,392,488
Consumer Staples	64,778,491	—	—	64,778,491
Energy	48,647,047	—	—	48,647,047
Utilities	27,301,246	—	—	27,301,246
Materials	26,457,536	—	—	26,457,536
Real Estate	23,857,646	—	—	23,857,646
Investment Companies	1,212,661,810	—	—	1,212,661,810
Options Purchased - Puts	—	48,676,007	—	48,676,007
Short-Term Investments	87,551,943	—	—	87,551,943

Total Investments in Securities	2,499,961,072	66,772,468	—	2,566,733,540
Other Financial Instruments(a):
Assets:
Futures	18,740,245	—	—	18,740,245
Forward Currency Exchange Contracts	—	13,678,453	—	13,678,453
Total Return Swaps	—	426,247	—	426,247
Liabilities:
Futures	(13,369,423)	—	—	(13,369,423)
Forward Currency Exchange Contracts	—	(11,926,308)	—	(11,926,308)

Total	$2,505,331,894	$68,950,860	$—	$2,574,282,754

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2022 is as follows:

							Distributions
Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/2022 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$314,374	$456,016	$682,838	$0	$0	$87,552	$818	$0
AB All Market Real Return Portfolio	186,480	15,965	0	0	(1,016)	201,429	15,965	0
Bernstein Fund, Inc. - International Small Cap Portfolio	151,315	1,837	0	0	20,844	173,996	1,837	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	612,418	0	0	0	84,073	696,491	27,572	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	52,513	0	0	0	4,493	57,006	4,458	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	76,851	1,343	0	0	5,547	83,741	1,343	0
Total	$1,393,951	$475,161	$682,838	$0	$113,941	$1,300,215	$51,993	$0